Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 700	$ 741
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 227,532	$ 210,579